General and Administrative Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
General and Administrative Expenses [Abstract]
Non-executive directors' compensation	$ 63,000	$ 63,000
Director fees (subsidiaries)	98,317	0
Audit fees	959,129	130,653
Professional fees and other expenses	3,684,680	1,594,418
Personnel expenses	2,134,402	0
Office and IT expenses (including rent)	844,593	0
Share based compensation	115,044	0
Administration fees-related party (Note 3(a))	1,648,570	1,599,000
General and administrative expenses	$ 9,547,735	$ 3,387,071